Prepaid and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Prepaid and Other Current Assets
Prepaid and Other Current Assets
3.	Prepaid and Other Current Assets

The following is the detail of prepaid and other current assets as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025
Prepaid expenses	$754	$763
Suspense - funding issuance costs	319	844
Total	$1,073	$1,607

3.	Prepaid and Other Current Assets

The following is the detail of prepaid and other current assets as of December 31:

	2025	2024
Prepaid expenses	$763	$931
Suspense – Funding issuance costs	844	132
Total	$1,607	$1,063